Significant Items Within the Income Statement - Summary of Non-underlying Items Related to Gross Profit and Operating Costs (Parenthetical) (Detail) € in Millions	6 Months Ended
Jun. 30, 2019 EUR (€)
Disclosure of non underlying items [Abstract]
Gain from sale of Alsa baking and dessert business	€ 60